Quarterly Results (Unaudited) (Tables)	12 Months Ended
Mar. 31, 2020
Quarterly Financial Information Disclosure [Abstract]
Effect of Fourth Quarter Events [Table Text Block]

Quarters Ended	March 31,	December 31,	September 30,	June 30,
Fiscal 2020
Revenues:
Product	$393,592	$363,795	$337,666	$307,735
Service	429,399	410,466	399,174	389,068
Total Revenues	822,991	774,261	736,840	696,803
Cost of Revenues:
Product	210,538	195,105	183,600	160,959
Service	248,393	247,803	234,573	230,001
Total Cost of Revenues	458,931	442,908	418,173	390,960
Gross Profit	364,060	331,353	318,667	305,843
Percentage of Revenues	44.2%	42.8%	43.2%	43.9%
Restructuring Expenses	6	(448)	(274)	1,389
Net Income Attributable to Shareholders	$123,316	$104,930	$94,769	$84,590
Basic Income Per Ordinary Share Attributable to Shareholders:
Net income	$1.45	$1.24	$1.12	$1.00
Diluted Income Per Ordinary Share Attributable to Shareholders:
Net income	$1.44	$1.23	$1.11	$0.99

Fiscal 2019
Revenues:
Product	$374,937	$327,639	$314,659	$278,790
Service	393,276	368,599	364,302	359,968
Total Revenues	768,213	696,238	678,961	638,758
Cost of Revenues:
Product	201,357	182,229	172,107	146,602
Service	232,140	227,012	222,190	223,106
Total Cost of Revenues	433,497	409,241	394,297	369,708
Gross Profit	334,716	286,997	284,664	269,050
Percentage of Revenues	43.6%	41.2%	41.9%	42.1%
Restructuring Expenses	4,840	26,147	—	—
Net Income Attributable to Shareholders	$108,745	$47,858	$77,457	$69,991
Basic Income Per Ordinary Share Attributable to Shareholders:
Net income	$1.29	$0.57	$0.92	$0.83
Diluted Income Per Ordinary Share Attributable to Shareholders:
Net income	$1.27	$0.56	$0.91	$0.82